Warehouse Lines of Credit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Beeline Financial Holdings Inc [Member]
Summary of Warehouse Lines Outstanding

The below is a summary of warehouse lines outstanding as of September 30, 2024 and December 31, 2023:

Year	Warehouse Lender	Line Amount	Outstanding	Remaining Unused

December 31, 2023	First Funding, Inc.	$5,000,000	$2,157,119	$2,841,901
September 30, 2024	First Funding, Inc.	$5,000,000	$5,996,846	$4,003,154

The below is a summary of warehouse lines outstanding as of December 31:

Year	Warehouse Lender	Line Amount	Outstanding	Remaining Unused
2023	FirstFunding, Inc.	$5,000,000	$2,157,119	$2,842,881
2022	Flagstar Bank	$10,000,000	$3,060,923	$6,939,077